                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [X]; Amendment Number:  1
                                               ---

  This Amendment (Check only one):     [X] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Genesis Asset Managers, LLP
Address:          P.O. Box 475 Barclays Court
                  Les Echelons, St. Peter Port
                  Guernsey, GYI 6 BA, Channel Islands

13F File Number:  28-10956

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Jeremy D. Paulson-Ellis
Title:            Chairman
Phone:            020-7201-7200

Signature, Place, and Date of Signing:

  /s/ Jeremy D. Paulson-Ellis     London, United Kingdom       October 9, 2006
        [Signature]                   [City, State]                 [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]


Form 13F File Number                    Name

28-01190                                Frank Russell Company
   -----------------                    ----------------------------------
[Repeat as Necessary]

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  26

Form 13F Information Table Value Total:  $1,376,514,620.59


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


     No.      13F File Number      Name

     01       28-10955             Genesis Investment Management, LLP

Valuation of Investments as at 30 June 2006

           ITEM 1 --            ITEM 2 --      ITEM 3 --       ITEM 4:          ITEM 5:     ITEM 6: INV  ITEM 7:        ITEM 8:
          STOCK NAME          TITLE OR CLASS     CUSIP           FMV            SHARES      DISCRETION   MANAGER  VOTING AUTHORITY
----------------------------------------------------------------------------------------------------------------------------------
AFP Provida                                  CLP7919K1035    4,715,466.97    2,841,457.00      Sole         1     Sole 2,367,137.00
                                                                                                                  None   474,320.00

Anglogold Ashanti Spon        ADR            US0351282068   83,042,368.20    1,725,735.00      Sole         1     Sole 1,552,073.00
                                                                                                                  None   173,662.00

Banco Macro Bansud            ADR            US05961W1053   31,737,168.00    1,558,800.00      Sole         1     Sole 1,334,600.00
                                                                                                                  None   224,200.00

Bancolombia                   ADR            US05968L1026   25,948,470.00    1,076,700.00      Sole         1     Sole   942,000.00
                                                                                                                  None   134,700.00

Baoshan Iron & Steel          A              XS0214156696    4,077,033.77    7,472,193.00      Sole         1     Sole 7,472,193.00
                                                                                                                  None         0.00

Brasil Telecom Participacoes  ADR            US1055301097   85,857,679.29    2,636,097.00      Sole         1     Sole 2,353,497.00
                                                                                                                  None   282,600.00

Check Point Software                         IL0010824113  175,916,364.80    9,995,248.00      Sole         1     Sole 7,181,048.00
                                                                                                                  None 2,814,200.00

Cia de Bebidas das Americas   ADR            US20441W2035    7,280,625.00      176,500.00      Sole         1     Sole   127,000.00
                                                                                                                  None    49,500.00

Cia de Bebidas das Americas   CM ADR         US20441W1045    5,540,508.00      151,380.00      Sole         1     Sole   106,920.00
                                                                                                                  None    44,460.00

Coca-Cola Embonor             B ADR          US2908152083   16,644,240.27    2,160,243.00      Sole         1     Sole 1,799,043.00
                                                                                                                  None   361,200.00

Valuation of Investments as at 30 June 2006

           ITEM 1 --            ITEM 2 --      ITEM 3 --       ITEM 4:          ITEM 5:     ITEM 6: INV  ITEM 7:        ITEM 8:
          STOCK NAME          TITLE OR CLASS     CUSIP           FMV            SHARES      DISCRETION   MANAGER  VOTING AUTHORITY
----------------------------------------------------------------------------------------------------------------------------------
Companhia Brasileira De Dist. ADR            US20440T2015   58,568,112.00   1,880,800.00       Sole         1     Sole 1,335,100.00
                                                                                                                  None   545,700.00

Credicorp (US)                               BMG2519Y1084   84,256,508.00   2,812,300.00       Sole         1     Sole 2,025,800.00
                                                                                                                  None   786,500.00

Embotelladora Andina          ADR Rep A      US29081P2048   11,749,238.55     876,155.00       Sole         1     Sole   579,205.00
                                                                                                                  None   296,950.00

Embotelladora Andina          ADS Rep B      US29081P3038   46,781,656.00   3,165,200.00       Sole         1     Sole 1,840,500.00
                                                                                                                  None 1,324,700.00

Femsa                         ADS            US3444191064  106,089,146.80   1,267,190.00       Sole         1     Sole   917,474.00
                                                                                                                  None   349,716.00

GAIL India                    GDR            US36268T2069   72,196,989.00   2,155,134.00       Sole         1     Sole 1,866,334.00
                                                                                                                  None   288,800.00

Galnaftogaz                   GDR            US20601L1044    5,417,048.34   1,059,300.00       Sole         1     Sole 1,059,300.00
                                                                                                                  None         0.00

Global Alumina Corporation                   CA37944L1040    4,659,200.00   3,328,000.00       Sole         1     Sole 3,328,000.00
                                                                                                                  None         0.00

Gujarat Ambuja Cements        GDR            USY2943F1132   10,263,330.00   4,665,150.00       Sole         1     Sole 4,665,150.00
                                                                                                                  None         0.00

Korea Electric Power Spon     ADR            US5006311063    4,021,416.00     212,100.00       Sole         1     Sole   174,500.00
                                                                                                                  None    37,600.00

Mobile Telesystems            ADR            US6074091090  242,819,942.40   8,247,960.00       Sole         1     Sole 7,165,660.00
                                                                                                                  None 1,082,300.00

Valuation of Investments as at 30 June 2006

           ITEM 1 --            ITEM 2 --      ITEM 3 --       ITEM 4:          ITEM 5:     ITEM 6: INV  ITEM 7:        ITEM 8:
          STOCK NAME          TITLE OR CLASS     CUSIP           FMV            SHARES      DISCRETION   MANAGER  VOTING AUTHORITY
----------------------------------------------------------------------------------------------------------------------------------
SK Telecom Co                 ADR            US78440P1084     18,691,502.00     798,100.00     Sole         1     Sole   781,700.00
                                                                                                                  None    16,400.00

Syneron Medical                              IL0010909351     19,144,872.00     916,900.00     Sole         1     Sole   916,900.00
                                                                                                                  None         0.00

Tele Norte Leste              ADR            US8792461068    139,113,975.00  10,910,900.00     Sole         1     Sole 7,928,200.00
                                                                                                                  None 2,982,700.00

Unibanco                      ADR            US90458E1073     68,713,650.00   1,035,000.00     Sole         1     Sole   709,400.00
                                                                                                                  None   325,600.00

Wimm-Bill-Dann Foods          ADR            US97263M1099     43,268,110.20   1,105,188.00     Sole         1     Sole 1,105,188.00
                                                                                                                  None         0.00
                                                           -------------------------------
                                                           1,376,514,620.59  74,229,730.00
                                                           ===============================